Intangible Assets, Net	12 Months Ended
Feb. 28, 2026
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

6. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Trade name	4,000	4,000	583
Student base and customer relationship	2,200	2,200	321
School cooperation agreements	1,000	1,000	146
Non-compete agreements	440	—	—
Purchased software	442	1,831	267
License	302	302	44
Total	8,384	9,333	1,361
Less: accumulated amortization	6,950	7,098	1,035
Intangible assets, net	1,434	2,235	326

For the years ended February 29, 2024, February 28, 2025 and 2026, amortization expenses were RMB618, RMB424 and RMB587 (US$86), respectively. As of February 28, 2026, estimated amortization expense of the existing intangible assets for each of the next five years ending February 28, 2031 is RMB678, RMB678, RMB478, RMB278, and RMB123.

The Group did not record impairment loss for intangible assets for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.